Condensed Financial Information of Registrant (Parent Company Only)	12 Months Ended
Feb. 03, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Registrant (Parent Company Only)

22. Condensed Financial Information of Registrant (Parent Company Only)

BJ’S WHOLESALE CLUB HOLDINGS, INC.

(PARENT COMPANY ONLY)

CONDENSED BALANCE SHEETS

(Amounts in thousands, except per share amounts)

	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
ASSETS
Investment in subsidiaries	$(339,066)	$(1,019,419)

Contingently redeemable common stock, par value $0.01; 1,043 and 1,456 shares issued and outstanding:	8,145	10,438

STOCKHOLDERS’ DEFICIT
Common stock, par value $0.01; 305,000 shares authorized; 87,073 shares issued and outstanding	871	871
Additional paid-in capital	7,931	4,537
Accumulated deficit	(356,013)	(1,035,265)

Total contingently redeemable common stock and stockholders’ deficit	$(339,066)	$(1,019,419)

BJ’S WHOLESALE CLUB HOLDINGS, INC.

(PARENT COMPANY ONLY)

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(Amounts in thousands, except per share amounts)

	Fiscal Year Ended January 30, 2016	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Equity in net income of subsidiaries	$24,104	$44,224	$50,301
Net income	24,104	44,224	50,301
Net income per share attributable to common stockholders’:
Basic	$0.27	$0.50	$0.57
Diluted	0.26	0.48	0.54
Weighted average number of common shares outstanding:
Basic	87,869	88,164	88,386
Diluted	90,241	90,736	92,264

A statement of cash flows has not been presented as BJ’s Wholesale Club, Holdings, Inc. did not have any cash as of, or for the years ended January 30, 2016, January 28, 2017 or February 3, 2018. See Note 4 for dividends paid to parent.

Basis of Presentation

These condensed parent company-only financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of the subsidiaries of BJ’s Wholesale Club

Holdings, Inc. (as defined in Rule 4-08(e)(3) of Regulation S-X) exceed 25% of the consolidated net assets of the Company. The ability of BJ’s Wholesale Club Holdings, Inc.’s operating subsidiaries to pay dividends may be restricted due to terms of the subsidiaries’ first and second lien term loans and ABL credit agreements, as defined in Note 5. For example, the covenants of the ABL credit agreement restrict the payment of dividends to, among other exceptions, (i) a $25.0 million general basket, (ii) a basket for unlimited dividends and distributions if there is no event of default, availability under the ABL credit agreement is greater than 15% of the lesser of the commitments under the ABL credit agreement and the borrowing base under the ABL credit agreement for 6 months following such dividend or distribution and, if availability is less than 20% of the lesser of the commitments under the ABL credit agreement and the borrowing base under the ABL credit agreement, a 1.00 to 1.00 (or higher) fixed charge coverage ratio for 12 months after giving effect to such dividend or distribution, and (iii) following this offering, a basket for up to 6.0% per annum of the net proceeds received by or contributed to the borrower’s common stock from certain of such public offerings. The covenants of the first and second lien term loan facilities restrict the payment of dividends and distributions to, among other exceptions, (i) a $25.0 million general basket, (ii) a basket for unlimited dividends and distributions if no event of default exists and the pro forma total net leverage ratio is less than or equal to 4.25 to 1.00, (iii) a “growing” basket based on, among other things, retained excess cash flow subject to no event of default and compliance with a pro forma interest coverage ratio of greater than or equal to 2.00 to 1.00, and (iv) following this offering, a basket for 6% per annum of the net cash proceeds received from such qualified IPO that are contributed to the borrower in cash. As of February 3, 2018, the amount of net income free of such restrictions and available for payment by BJ’s Wholesale Club Holdings, Inc. as dividends was $50.3 million, and the total amount of restricted net assets of consolidated subsidiaries of BJ’s Wholesale Club Holdings, Inc. was $144.0 million.

All subsidiaries of BJ’s Wholesale Club, Inc. are consolidated.

These condensed parent company financial statements have been prepared using the same accounting principles and policies described in the notes to the consolidated financial statements, with the only exception being that the parent company accounts for its subsidiaries using the equity method.